16. TAX INSTALLMENTS PROGRAMS	12 Months Ended
Dec. 31, 2018
Tax Installments Programs
TAX INSTALLMENTS PROGRAMS

The position of the Refis debts and other tax installment payment plans, recorded in taxes in installments in current and non-current liabilities, as mentioned in note 14, is as follows:

			Consolidated
	Current			Non-current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Federal REFIS Law 11.941/09	12,100	12,552	18,895	20,083
Federal REFIS Law 12.865/13	6,240	5,984	52,661	56,381
Other taxes in installments	1,839	3,015	2,378	2,778
	20,179	21,551	73,934	79,242